EXHIBIT 99.33

evolve exception detail

Exception Detail
Run Date - 10/25/2022 5:09:29 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	755588	xxxxxx	xxxxxx	959	08/09/2021	Credit	Closing Package		Closing Package - IEADS Initial Escrow Account Disclosure Missing or Incorrect		Need updated IEADS the amount listed $3788.81 does not match the amount listed on the final CD $1391.43. Need updated IEADS to match the PCCD	Information provided			08/23/2021			A	1	xxxxxx	xxxxxx	P	1	C	A	B	A	C	A	A	A		Non-QM	1
xxxxxx	755588	xxxxxx	xxxxxx	973	08/09/2021	Compliance	Compliance		Compliance - CD- Other		Need pccd with updated escrow accounts. The amount listed on the final CD $1391.43 does not match the amount listed on the IEADS $3788.81	Information provided			08/23/2021			A	1	xxxxxx	xxxxxx	P	1	C	A	B	A	C	A	A	A		Non-QM	1
xxxxxx	755588	xxxxxx	xxxxxx	884	08/11/2021	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			08/27/2021			A	1	xxxxxx	xxxxxx	P	1	C	A	B	A	C	A	A	A		Non-QM	1
xxxxxx	755588	xxxxxx	xxxxxx	898	08/11/2021	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	Tolerance exceeded by $9 due to the addition of title fees, please provide proof of refund, LOX and PCCD reflecting the cure	Information provided	Client 08/19/2021 05:37 PM; $9.00 is not due. Last CD issued total title fees was 3513.00. Final title fee’s came out to be 3338.00.&#x0D;
xxxxxx,&#x0D;
Closing Department Manager&#x0D;
xxxxxx, Inc.&#x0D;
xxxxxx, #xxxxxx,&#x0D;
xxxxxx,, xxxxxx,. 90010&#x0D;
xxxxxx,&#x0D;

 Reviewer 08/20/2021 07:44 AM; compliance to review

 Reviewer 08/20/2021 11:16 AM; xxxxxx, &#x0D;
Testing is based on initial LE and Final CD.  The following fees were not included on the initial LE: policy update, recording service and wire transfer fee.  I did notice there was an additional charges lump fee. We can re-test the loan if you have the breakdown of that lump fee.  Thank you, &#x0D;
xxxxxx,.

 Reviewer 08/20/2021 11:16 AM; Testing is based on initial LE and Final CD.  The following fees were not included on the initial LE: policy update, recording service and wire transfer fee.  I did notice there was an additional charges lump fee. We can re-test the loan if you have the breakdown of that lump fee.

 Reviewer 08/20/2021 11:16 AM; Testing is based on initial LE and Final CD.  The following fees were not included on the initial LE: policy update, recording service and wire transfer fee.  I did notice there was an additional charges lump fee. We can re-test the loan if you have the breakdown of that lump fee.

															08/27/2021			A	1	xxxxxx	xxxxxx	P	1	C	A	B	A	C	A	A	A		Non-QM	1
xxxxxx	756753	xxxxxx	xxxxxx	1017	09/20/2021	Credit	UW Income/Employment		UW Income/Employment - UW - Profit and Loss required		Year to Date profit and Loss statement and balance sheet is required for all self employed borrowers.	received			09/29/2021			A	1	xxxxxx	xxxxxx	P	1	A	A	A	A	A	A	A	A		Non-QM	1
xxxxxx	759752	xxxxxx	xxxxxx	323	11/10/2021	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Max loan amount for program is $3.5MM and current loan amount is xxxxxx		Exception granted for loan amount due to compensating factors: LTV of 65%; FICO 798; reserves of 89months.				11/10/2021	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	C	A		Non-QM	1
xxxxxx	755570	xxxxxx	xxxxxx	336	08/24/2021	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Rental income on 1003 show 3500 for departure. Borrower to provide 2 months bank statement showing receipt and current lease. If unable to do so the debt needs to be added back to ratios	Documentation has been provided.		Client 10/18/2021 02:25 PM; The lease and bank statements were provided in the initial submission file, please review the attached conditions for the lease and bank statements provided. Reviewer 10/19/2021 07:48 AM; assigned for review	10/18/2021			A	1	xxxxxx	xxxxxx	P	1	D	A	D	A	A	A	A	A		Non-QM	1
xxxxxx	755570	xxxxxx	xxxxxx	393	08/24/2021	Credit	UW Credit		UW Credit - UW - Missing undisclosed properties		Undisclosed property xxxxxx,, xxxxxx,, xxxxxx, on Fraud Report provide document used to determine not our borrower's	received			10/19/2021			A	1	xxxxxx	xxxxxx	P	1	D	A	D	A	A	A	A	A		Non-QM	1
xxxxxx	755570	xxxxxx	xxxxxx	433	08/24/2021	Credit	UW Assets		UW Assets - UW - Short funds to close		Provide documentation of assets to close documentation in file is xxxxxx 0650 6/04/21 balance 5303.93 xxxxxx, 6/30/21 xxxxxx balance 69696.69	document provided and accepted		Reviewer 12/13/2021 04:39 PM; File was approved with using 2 accts xxxxxx, Business acct ending in x9880 from 5/31/21 and xxxxxx, acct ending in x6500 from 6/4/21. The statement from the xxxxxx, business account was not the most recent. The most recent was from 6/30/21 which should have been used. The May statement had $22,496.39 more in the ending balance than the June statement. File needs an exception or an updated statement showing bwr had at least $93,399.81 currently files show $88,599.18 as of the da	02/02/2022			A	1	xxxxxx	xxxxxx	P	1	D	A	D	A	A	A	A	A		Non-QM	1